Stock Option Plan - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2015 shares	May 31, 2015 Employee $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares of common stock reserved for issuance			203,050
Terms of options granted under the Plan			7 years 9 months 22 days
Aggregate intrinsic value of options exercised | $			$ 887,984	$ 0	$ 0
Grant date fair value of employee option | $			$ 6,014	$ 70,404	$ 60,573
Weighted-average grant date fair value of employee option grants | $ / shares			$ 1.09	$ 0.00	$ 0.09
Exercisable options and vested and expected to vest option contractual life			9 years 4 months 24 days
Share-based compensation arrangement by share-based payment award, options, vested exercise price		66,516	254,058
Share-based compensation arrangement by share-based payment award, options, vested | $ / shares		$ 1.37	$ 1.94
Incremental expense related to stock-based compensation | $			$ 43,983
Options, Granted			2,882,849	1,654,736
Expected dividend yield			0.00%
Total unrecognized compensation expense | $			$ 2,000,000
Weighted average period expected to recognize compensation expense (in years)			3 years 7 months 6 days
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employee | Employee		3
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employee | Employee		2
Two Thousand Nine Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares of common stock reserved for issuance	203,050
Shares of common stock reserved for issuance	338,516
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Two Thousand Nine Equity And Incentive Plan [Member] | Holders Of Ten Percent Or More Of Voting Rights of All Classes of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%
Two Thousand Nine Equity And Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of options granted under the Plan	10 years
Non-Employees Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			46,134	24,506	0
Expected dividend yield			0.00%	0.00%	0.00%
Options to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			166,793	0	81,395
Expected dividend yield			0.00%	0.00%	0.00%